NVIT BNY Mellon Dynamic US Core Fund Investment Strategy - NVIT BNY Mellon Dynamic US Core Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to provide investors with long-term growth of capital by outperforming the S&P 500® Index over a full market cycle while maintaining a similar level of market risk as the index. To achieve this goal, the Fund’s subadviser seeks to identify and construct the most optimal portfolio that targets an equity-like level of volatility by allocating assets among equity securities, money market instruments, futures contracts the value of which are derived from the performance of equity indexes and U.S. Treasury bonds (which are government-issued fixed income securities), and options on equity index and bond futures contracts. Futures and options are derivatives and may expose the Fund to significant leverage. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Equity securities that the Fund buys primarily are common stocks of companies that are included in the S&P 500® Index. With respect to the Fund’s portion that invests directly in equity securities, the Fund generally invests in all 500 stocks in the S&P 500® Index in proportion to their weightings in the index. Money market instruments serve primarily as cover for the Fund's derivatives positions, although the subadviser also at times allocates assets to money market instruments in order to hedge against equity market risk. Money market instruments are high-quality short-term debt securities issued by governments and corporations. The Fund obtains exposure to U.S. Treasury bonds by purchasing futures contracts on U.S. Treasury bonds included in the Bloomberg U.S. Long Treasury Index. The Fund also may purchase options on U.S. Treasury bond futures contracts. The Fund uses Treasury bond futures and options to hedge against equity market risks. It is possible, however, that the Fund will lose money on both its equity investments and its bond exposures at the same time. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers or derivatives the value of which are linked to securities of U.S. issuers. For these purposes, a U.S. issuer is either (i) a company whose stock is listed on the New York Stock Exchange or NASDAQ; or (ii) the United States Treasury. In determining what the subadviser believes to be the optimal allocation among equities, U.S. Treasury bonds and money market instruments, the subadviser uses estimates of future returns and volatility. When the subadviser believes that equity markets appear favorable, it uses leverage generated by futures and options to increase the Fund’s equity exposure. When equity markets appear to be unfavorable, the subadviser reduces the Fund’s equity exposure through the use of equity index futures and related options. It also may allocate assets to U.S. Treasury bond futures and related options and/or money market instruments. By combining equity securities, futures on stock indexes and U.S. Treasury bonds, call options and money market instruments in varying amounts, the subadviser adjusts the Fund’s overall equity exposure within a range of 50%–150% of the Fund’s net assets. The subadviser regularly reviews the Fund's investments and will consider selling an investment when the subadviser believes such investment is no longer attractive as a result of price appreciation or a change in risk profile, or because other available investments are considered to be more attractive. The Fund is designed for investors seeking growth of capital by investing in a portfolio of equity and debt securities, and derivatives with investment characteristics similar to equity and debt securities, in order to achieve enhanced equity returns while maintaining a level of volatility risk that is similar to the S&P 500® Index.